Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Gross Carrying Amount	$ 625	$ 3,681
Accumulated Amortization	585	3,523
Total	40	158
Core Deposits
Gross Carrying Amount	25	3,081
Accumulated Amortization	24	3,078
Total	1	3
Commission Residual
Gross Carrying Amount	600	600
Accumulated Amortization	561	445
Total	$ 39	$ 155